Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of break down of trade receivables

	As of December 31,
(in thousands of euros)	2021	2020
Trade receivables	—	62
Trade receivables	—	62
Trade receivables break down as follows:

	As of December 31,
(in thousands of euros)	2021	2020
Due in 3 months or less	—	62
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	—	62

Disclosure of break down of other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2021	2020
Research tax credit receivable	2,490	1,927
VAT receivable	1,058	971
Prepaid expenses	2,213	2,217
Other receivables	3,378	920
Other current assets	9,139	6,035

Disclosure of changes in research tax credit receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2019	5,688
Refund of 2018 research tax credit – Nanobiotix SA	(3,251)
Refund of 2019 research tax credit – Nanobiotix SA	(2,374)
Refund of 2019 research tax credit – Curadigm SAS	(64)
2020 research tax credit – Nanobiotix SA	1,858
2020 research tax credit – Curadigm SAS	69
Receivable as of December 31, 2020	1,927
Refund of 2020 research tax credit – Nanobiotix SA	(1,858)
Refund of 2020 research tax credit – Curadigm SAS	(69)
2021 research tax credit – Nanobiotix SA	2,272
2021 research tax credit – Curadigm SAS	218
Receivable as of December 31, 2021	2,490